UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07489

Oppenheimer International Growth Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: November 30

Date of reporting period: 8/31/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS August 31, 2017 Unaudited

	Shares	Value
Common Stocks—97.8%
Consumer Discretionary—23.2%
Auto Components—4.5%
Continental AG	1,823,120	$411,353,742
Koito Manufacturing Co. Ltd.	5,215,500	326,983,463
Valeo SA	6,699,213	448,547,511
		1,186,884,716
Automobiles—3.7%
Bayerische Motoren Werke AG	2,372,346	220,354,031
Hero MotoCorp Ltd.	7,407,409	463,701,090
Subaru Corp.	8,506,700	298,956,645
		983,011,766
Diversified Consumer Services—0.5%
Dignity plc[1]	4,756,330	138,864,041
Hotels, Restaurants & Leisure—3.0%
Carnival Corp.	6,372,419	442,755,672
Domino’s Pizza Group plc[1]	49,301,541	172,508,858
Whitbread plc	3,557,706	172,809,056
		788,073,586
Household Durables—1.4%
SEB SA	2,046,517	371,940,434
Media—2.2%
ProSiebenSat.1 Media SE	6,360,114	213,382,465
SES SA, Cl. A, FDR	11,188,790	256,060,544
Technicolor SA1	33,477,250	122,383,675
		591,826,684
Multiline Retail—1.3%
Dollarama, Inc.[1]	3,474,791	342,456,479
Specialty Retail—1.0%
Industria de Diseno Textil SA	6,670,236	253,489,322
Textiles, Apparel & Luxury Goods—5.6%
Burberry Group plc	10,714,320	249,274,454
Cie Financiere Richemont SA	3,276,829	293,217,421
Hermes International	588,352	311,459,444
LVMH Moet
Hennessy Louis Vuitton SE	1,272,210	333,950,750
Pandora AS	2,775,128	294,998,313
		1,482,900,382

	Shares	Value
Consumer Staples—11.0%
Beverages—3.0%
Anheuser-Busch InBev SA/NV	1,544,255	$183,081,489
Heineken NV	3,462,830	363,557,799
Pernod Ricard SA	1,918,912	262,388,194
		809,027,482
Food & Staples Retailing—2.5%
Alimentation Couche-Tard, Inc., Cl. B	4,949,371	236,341,135
CP ALL PCL	127,614,000	238,237,002
SPAR Group Ltd. (The)[1]	14,569,545	189,354,460
		663,932,597
Food Products—3.0%
Barry Callebaut AG2	179,607	258,575,284
Saputo, Inc.	8,866,003	299,331,881
Unilever plc	3,867,478	226,127,880
		784,035,045
Household Products—1.7%
Reckitt Benckiser Group plc	4,735,696	449,239,608
Tobacco—0.8%
Swedish Match AB	5,841,788	208,352,233
Energy—1.3%
Energy Equipment & Services—0.7%
TechnipFMC plc[2]	6,814,696	174,845,957
Oil, Gas & Consumable Fuels—0.6%
Koninklijke Vopak NV	3,822,434	161,980,648
Financials—5.4%
Capital Markets—2.1%
NEX Group plc[1]	22,991,902	197,075,757
TP ICAP plc[1]	30,228,329	192,902,748
UBS Group AG2	9,441,540	155,739,962
		545,718,467
Commercial Banks—1.0%
ICICI Bank Ltd., Sponsored ADR	28,183,455	264,078,973
Consumer Finance—0.7%
Prosegur Cash SA2,3	59,996,156	177,644,992
Insurance—1.0%
Prudential plc	11,428,595	268,476,866

1        OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Real Estate Management & Development—0.6%
Scout24 AG3	4,219,938	$ 170,020,468
Health Care—11.6%
Biotechnology—2.6%
CSL Ltd.	2,999,300	306,764,933
Grifols SA	13,147,451	371,957,867
		678,722,800
Health Care Equipment & Supplies—3.3%
Coloplast AS, Cl. B	1,527,831	125,128,630
Essilor International SA	2,147,238	271,436,321
Sonova Holding AG	1,485,032	251,108,983
William Demant Holding AS2	8,799,045	232,950,191
		880,624,125
Health Care Providers & Services—0.5%
Sonic Healthcare Ltd.	7,335,458	127,910,926
Life Sciences Tools & Services—1.7%
Lonza Group AG2	1,766,969	447,818,753
Pharmaceuticals—3.5%
Bayer AG	2,310,061	295,854,818
Novo Nordisk AS, Cl. B	7,724,695	368,789,889
Oxagen Ltd.[2,4]	214,287	2,771
Roche Holding AG	1,034,381	263,644,701
		928,292,179
Industrials—16.9%
Aerospace & Defense—1.0%
Airbus SE	3,102,863	260,990,541
Air Freight & Couriers—0.4%
Royal Mail plc	22,834,107	116,428,210
Commercial Services & Supplies—2.4%
Edenred[1]	11,916,106	322,517,587
Prosegur Cia de Seguridad SA1	44,892,139	305,742,992
		628,260,579
Construction & Engineering—0.6%
Boskalis Westminster	5,094,910	166,611,255
Electrical Equipment—2.5%
Legrand SA	3,976,550	278,823,341
Nidec Corp.	3,391,670	385,298,467
		664,121,808

	Shares	Value
Machinery—4.0%
Aalberts Industries NV1	8,216,646	$ 366,131,065
Atlas Copco AB, Cl. A	9,076,973	356,101,321
Kubota Corp.	13,907,400	242,115,194
Weir Group plc (The)	4,024,525	93,347,879
		1,057,695,459
Professional Services—2.0%
Experian plc	10,579,449	212,488,948
Intertek Group plc	4,777,260	315,879,828
		528,368,776
Trading Companies & Distributors—4.0%
Brenntag AG	4,329,255	229,807,185
Bunzl plc	10,637,854	317,883,739
Ferguson plc	2,226,281	132,445,750
Travis Perkins plc[1]	18,853,686	366,815,052
		1,046,951,726
Information Technology—19.5%
Communications Equipment—1.2%
Nokia OYJ	51,613,048	319,545,013
Electronic Equipment, Instruments, & Components—3.5%
Hoya Corp.	4,858,010	279,852,713
Keyence Corp.	882,842	460,757,209
Spectris plc[1]	6,121,053	183,238,608
		923,848,530
Internet Software & Services—1.8%
Baidu, Inc.,
Sponsored ADR[2]	1,154,960	263,388,628
United Internet AG	3,654,594	217,091,600
		480,480,228
IT Services—2.9%
Amadeus IT Group SA	5,302,604	328,973,758
Atos SE	2,722,080	420,516,871
		749,490,629
Semiconductors & Semiconductor
Equipment—4.8%
ASML Holding NV	2,170,736	338,190,331
Infineon Technologies AG	25,689,067	592,600,975
STMicroelectronics
NV	19,611,730	341,124,782
		1,271,916,088

2        OPPENHEIMER INTERNATIONAL GROWTH FUND

	Shares	Value
Software—5.3%
Dassault Systemes SE	2,777,280	$273,805,528
Gemalto NV	3,295,676	178,200,171
SAP SE	5,105,635	535,520,799
Temenos Group AG1	4,273,616	422,409,509
		1,409,936,007
Materials—4.5%
Chemicals—2.8%
Essentra plc[1]	21,679,056	149,634,955
Novozymes AS, Cl. B	5,303,711	269,874,653
Sika AG	44,479	315,493,186
		735,002,794
Construction Materials—0.5%
James Hardie
Industries plc	9,372,300	132,587,414
Containers & Packaging—1.2%
CCL Industries, Inc., Cl. B	7,112,338	329,944,136
Telecommunication Services—4.4%
Diversified Telecommunication Services—4.4%
BT Group plc, Cl. A	51,317,305	194,139,080
Iliad SA	1,284,310	331,869,479
Inmarsat plc	14,067,162	133,209,069

	Shares	Value
Diversified Telecommunication Services (Continued)
Nippon Telegraph & Telephone Corp.	10,470,500	$ 521,561,184
		1,180,778,812
Total Common Stocks
(Cost $19,139,036,751)		25,883,127,534
Preferred Stock—0.0%
Zee Entertainment Enterprises Ltd., 6% Cum. Non-Cv. (Cost $843,860)	17,213,928	2,593,147
Investment Company—2.0%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.97%[1,5] (Cost $528,318,106)	528,318,106	528,318,106
Total Investments, at Value (Cost $19,668,198,717)	99.8%	26,414,038,787
Net Other Assets (Liabilities)	0.2	52,572,990

Net Assets	100.0%	$ 26,466,611,777

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares November 30, 2016	Gross Additions		Gross Reductions		Shares August 31, 2017
Aalberts Industries NV	8,824,559	118,070		725,983		8,216,646
Aryzta AG	4,704,493	—		4,704,493		—
Dignity plc	4,756,330	—		—		4,756,330
Dollarama, Inc.[a]	6,016,011	—		2,541,220		3,474,791
Domino’s Pizza Group plc	49,301,541	—		—		49,301,541
Edenred	10,266,090	1,977,216		327,200		11,916,106
Essentra plc	21,124,239	554,817		—		21,679,056
Hudson’s Bay Co.	13,718,293	—		13,718,293		—
ICAP plc	38,701,288	—		38,701,288	[b]	—
NEX Group plc	—	22,991,902	[b]	—		22,991,902

3        OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares			Shares
	November 30,	Gross	Gross	August 31,
	2016	Additions	Reductions	2017
Oppenheimer Institutional
Government Money Market Fund, Cl. E	386,128,170	3,442,133,206	3,299,943,270	528,318,106
Prosegur Cia de Seguridad SA	42,959,827	1,932,312	—	44,892,139
SPAR Group Ltd. (The)	14,569,545	—	—	14,569,545
Spectris plc	4,517,003	1,604,050	—	6,121,053
Technicolor SA	33,477,250	—	—	33,477,250
Temenos Group AG	4,878,182	—	604,566	4,273,616
TP ICAP plc (formerly Tullett Prebon plc)	12,156,254	18,072,075[b]	—	30,228,329
Travis Perkins plc	11,028,355	7,825,331	—	18,853,686
William Hill plc	49,007,881	659,092	49,666,973	—

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Aalberts Industries NV	$366,131,065	$ 4,683,974	$3,160,466	$ 119,264,101
Aryzta AG	—	1,186,403	(138,417,823)	76,923,865
Dignity plc	138,864,041	973,128	—	(6,321,302)
Dollarama, Inc.[a]	—[c]	893,677	95,755,279	6,486,123
Domino’s Pizza Group plc	172,508,858	5,173,962	—	(43,392,445)
Edenred	322,517,587	6,490,756	(4,867,152)	74,178,480
Essentra plc	149,634,955	3,762,666[d]	—	41,074,773
Hudson’s Bay Co.	—	429,518	(139,307,332)	88,935,996
ICAP plc	—	3,206,777	—	(633,346)
NEX Group plc	197,075,757	7,760,581[d]	—	(45,823,310)
Oppenheimer Institutional
Government Money Market Fund, Cl. E	528,318,106	2,518,376	—	—
Prosegur Cia de Seguridad SA	305,742,992	6,888,448	—	26,168,214
SPAR Group Ltd. (The)	189,354,460	6,037,029	—	(6,016,529)
Spectris plc	183,238,608	1,988,068 d	—	15,402,352
Technicolor SA	122,383,675	1,902,489	—	(42,602,337)
Temenos Group AG	422,409,509	2,358,389	31,776,348	106,823,121
TP ICAP plc (formerly Tullett Prebon plc)	192,902,748	93,453,027	91,771,452	33,492,850
Travis Perkins plc	366,815,052	4,107,075	—	25,074,328
William Hill plc	—	—	(101,772,296)	78,960,018

Total	$3,657,897,413	$ 153,814,343	$(161,901,058)	$ 547,994,952

a. No longer an affiliate at period end.

b. All or a portion are the result of a corporate action.

c. The security is no longer an affiliate. Therefore, the value has been excluded from this table.

d. All or a portion of the transactions were the result of non-cash dividends.

2. Non-income producing security.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $347,665,460 or 1.31% of the Fund’s net assets at period end.

4        OPPENHEIMER INTERNATIONAL GROWTH FUND

Footnotes to Statement of Investments (Continued)

4. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying

Notes.

5. Rate shown is the 7-day yield at period end.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United Kingdom	$4,457,636,343	16.9%
France	4,266,690,218	16.2
Germany	2,885,986,084	10.9
Switzerland	2,749,132,581	10.4
Japan	2,515,524,875	9.5
Netherlands	1,574,671,270	6.0
Spain	1,437,808,931	5.4
Denmark	1,291,741,676	4.9
Canada	1,208,073,632	4.6
United States	971,073,778	3.7
India	730,373,210	2.8
Sweden	564,453,553	2.1
Australia	434,675,859	1.6
Finland	319,545,013	1.2
China	263,388,628	1.0
Thailand	238,237,002	0.9
South Africa	189,354,460	0.7
Belgium	183,081,489	0.7
Ireland	132,587,414	0.5
Hong Kong	2,771	0.0

Total	$26,414,038,787	100.0%

5        OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS August 31, 2017 Unaudited

1. Organization

Oppenheimer International Growth Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales

6        OPPENHEIMER INTERNATIONAL GROWTH FUND

3. Securities Valuation (Continued)

occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or

7        OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$785,212,151	$5,354,235,259	$—	$6,139,447,410
Consumer Staples	535,673,016	2,378,913,949	—	2,914,586,965
Energy	—	336,826,605	—	336,826,605
Financials	264,078,973	1,161,860,793	—	1,425,939,766
Health Care	—	3,063,366,012	2,771	3,063,368,783
Industrials	—	4,469,428,354	—	4,469,428,354
Information Technology	263,388,628	4,891,827,867	—	5,155,216,495
Materials	329,944,136	867,590,208	—	1,197,534,344
Telecommunication Services	—	1,180,778,812	—	1,180,778,812
Preferred Stock	2,593,147	—	—	2,593,147
Investment Company	528,318,106	—	—	528,318,106

Total Assets	$2,709,208,157	$23,704,827,859	$2,771	$26,414,038,787

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

8        OPPENHEIMER INTERNATIONAL GROWTH FUND

3. Securities Valuation (Continued)

	Transfers out	Transfers into
	of Level 1*	Level 2*
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$(1,065,522,772)	$ 1,065,522,772
Consumer Staples	(160,459,973)	160,459,973
Financials	(217,800,442)	217,800,442
Health Care	(239,187,044)	239,187,044
Industrials	(422,924,580)	422,924,580
Information Technology	(486,675,925)	486,675,925
Materials	(320,608,382)	320,608,382
Telecommunication Services	(184,651,210)	184,651,210

Total Assets	$(3,097,830,328)	$ 3,097,830,328

* Transfers from Level 1 to Level 2 are a result of a change from the use of an exchange traded price to a valuation received from a third-party pricing service or a fair valuation determined based on observable market information other than quoted prices from an active market.

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are

9        OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

10        OPPENHEIMER INTERNATIONAL GROWTH FUND

5. Market Risk Factors (Continued)

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$19,713,611,617

Federal tax cost of other investments	8,259,186

Total federal tax cost	$19,721,870,803

Gross unrealized appreciation	$8,322,252,154

Gross unrealized depreciation	(1,635,925,145)

Net unrealized appreciation	$6,686,327,009

11        OPPENHEIMER INTERNATIONAL GROWTH FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 8/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Growth Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	10/13/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	10/13/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	10/13/2017